COMMITMENTS AND CONTINGENCIES - Element 7 Transaction (Details)			12 Months Ended
	Dec. 15, 2023 USD ($)	Feb. 23, 2021 USD ($) entity	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares
COMMITMENTS AND CONTINGENCIES
Issuance of Note Receivable			$ 9,887,672	$ 954,092
Number of days VWAP of equity shares			25 days
Subsequent event
COMMITMENTS AND CONTINGENCIES
Litigation Settlement, Amount Awarded from Other Party	$ 999,750
Subordinate Voting Shares.
COMMITMENTS AND CONTINGENCIES
Cash Received in Advance of Shares Issued (in shares) | shares				150,000
Element 7
COMMITMENTS AND CONTINGENCIES
Number of membership received | entity		17
Consideration payable		$ 2,274,167
Suit against Element
COMMITMENTS AND CONTINGENCIES
Claims and litigations			$ 0	$ 0
Joint litigation against Element 7
COMMITMENTS AND CONTINGENCIES
Valuation amount per license			$ 750,000
Number of days VWAP of equity shares			10 days